EXHIBIT 99.1

John Deere Owner Trust 2011

Statement to Noteholders

$334,000,000   Class A-1  0.30642%  Asset Backed Notes due May 11, 2012

$333,000,000   Class A-2  0.64%  Asset Backed Notes due June 16, 2014

$340,000,000   Class A-3  1.29%  Asset Backed Notes due January 15, 2016

$98,528,000   Class A-4  1.96%  Asset Backed Notes due April 16, 2018

$52,093,971  Asset Backed Certificates

Payment Date:				16-Dec-13

(1)	Before giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii)	A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$60,338,933.28
		(ii)	A-3 Note Pool Factor:	0.1774675

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$98,528,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(2)	Amount of principal being paid on the Notes:

	(a)	Class A-1 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(b)	Class A-2 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-3 Notes:		$13,487,855.49
		per $1,000 original principal amount:		$39.67

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$13,487,855.49

(3)	(a)	Amount of interest being paid on Notes:

		(i)	Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(ii)	Class A-2 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(iii)	Class A-3 Notes:	$64,864.35
			per $1,000 original principal amount:	$0.19

		(iv)	Class A-4 Notes:	$160,929.07
			per $1,000 original principal amount:	$1.63

		(v)	Total:	$225,793.42

(4)	(a)	Pool Balance (excluding accrued interest):
		(i)	at beginning of related Collection Period:	$209,533,531.34
		(ii)	at end of related Collection Period:	$195,943,795.69

	(b)	Note Value:
		(i)	at beginning of related Collection Period:	$210,960,904.32
		(ii)	at end of related Collection Period:	$197,473,048.83

	(c)	Pool Face Amount:
		(i)	at beginning of related Collection Period:	$220,448,368.93
		(ii)	at end of related Collection Period:	$206,050,217.46

(5)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii)	A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$46,851,077.79
		(ii)	A-3 Note Pool Factor:	0.1377973

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$98,528,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$52,093,971.00
		(ii)	Certificate Pool Factor:	1.0000000

(6)	Amount of Servicing Fee:			$174,611.28
	per $1,000 original principal amount:			$0.15
	(a)	Amount of Servicing Fee earned:		$174,611.28
	(b)	Amount of Servicing Fee paid:		$174,611.28
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(7)	Amount of Administration Fee:			$100.00

(8)	(i)	Amount in Reserve Account:		$20,258,385.00
	(ii)	Specified Reserve Account Balance:		$20,258,385.00

(9)	(i)	Face Amount of Receivables 60 days or more past due:		$2,068,436.02
	(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:		1.06%

(10)	(i)	Aggregate amount of net losses for the collection period:		$626.89
	(ii)	Cumulative amount of net losses:		$1,478,507.42
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.13%

(11)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$405,306.32
		(ii)	% of Pool Balance:	0.19%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

(e)	Number of repurchase demands withdrawn in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(f)	Number of repurchase demands rejected in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%